Banking Deposits Guarantee Insurance System - Additional Information (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deposits Guarantee Regime [Line Items]
Contributions to the Deposits Guarantee Fund	$ 2,032,751	$ 2,193,577	$ 2,048,439
Argentine Central Bank [member]
Deposits Guarantee Regime [Line Items]
Proportion of ownership interest in the subsidiary held by non controlling interest	8.6374%
Argentine Central Bank [member] | Degree Number A Seven Six Six One [Member]
Deposits Guarantee Regime [Line Items]
Deposits secured by insurance	$ 6,000
BCRA [member]
Deposits Guarantee Regime [Line Items]
Deposits secured by insurance	$ 1,500